Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

As of June 30, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	24,186	—	24,186
Cash and cash equivalents	129,440	—	129,440

Current financial assets and cash and cash equivalents	153,626	—	153,626

Details of Cash and Cash Equivalents

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Cash and bank accounts	137,725	86,791
Money market funds	13,933	13,564
Fixed bank deposits	33,978	29,084

Total cash and cash equivalents	185,636	129,440

Summary of main inputs for the valuation
Main inputs for the valuation can be detailed as follows:

Date	April 26, 2022
Scenario	Conversion upon a SPAC transaction
Risk free rate	Reuters USD 3 months curves
Stock volatility	75.6% (common shares)
Credit spread (sectorial spread curves)	1000 bps
Cytovia share price	5.79
Main inputs for the valuation can be detailed as follows:

Date	June 30, 2022
Scenario	Conversion upon a financing
Risk free rate	Reuters USD 3 months curves
Stock volatility	59.7% (preferred shares)
Credit spread (sectorial spread curves)	125 bps
Cytovia share price	5.04

Summary of sensitivity of the instrument
Sensitivity of the instrument at the end of June 30, 2022 is the following:
Valuation of the note with shocks on the note conversion date

Convertible bond value (in $)
shock on date : -2 months	23,718,604
shock on date : -1 months	23,680,783
shock on date : 0 months	23,641,703
shock on date : 1 months	23,603,885
Valuation of the note with shocks on the z-spread

Convertible bond value (in $)
shock on zspread : -50 bps	23,683,439
shock on zspread : 0 bps	23,641,703
shock on zspread : 50 bps	23,600,055
shock on zspread : 100 bps	23,558,494
shock on zspread : 200 bps	23,475,632